Commitments, Contingencies and Guarantees - Narrative (Details) - USD ($)	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Loss Contingencies [Line Items]
Rental expense (net of sublease rental income)	$ 55,700,000	$ 65,600,000	$ 60,200,000
Loan commitments outstanding to clients		64,300,000
Fair value of derivative contracts meeting the definition of a guarantee		170,900,000
Standby letters of credit
Loss Contingencies [Line Items]
Letters of credit		$ 38,500,000
Debt instrument, term		1 year
Jefferies Capital Partners LLC and Its Private Equity Funds
Loss Contingencies [Line Items]
Equity commitments		$ 11,500,000
Other Various Investments
Loss Contingencies [Line Items]
Equity commitments		201,500,000
Jefferies Finance
Loss Contingencies [Line Items]
Line of credit commitment to associated companies, funded portion	0	0
Line of credit facility commitment of Jefferies	$ 250,000,000.0	$ 250,000,000.0
Berkadia
Loss Contingencies [Line Items]
Reimbursement Of Losses Incurred, Maximum Percentage		50.00%
Surety policy issued		$ 1,500,000,000
Aggregate amount of commercial paper outstanding		1,470,000,000
HomeFed
Loss Contingencies [Line Items]
Aggregate amount of infrastructure improvement bonds outstanding		$ 67,700,000
Minimum
Loss Contingencies [Line Items]
Noncancellable operating lease terms		1 year
Maximum
Loss Contingencies [Line Items]
Noncancellable operating lease terms		20 years